Listing Related Expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Listing Related Expenses Explanatory [Abstract]
LISTING RELATED EXPENSES
24.	LISTING RELATED EXPENSES

Transaction costs incurred by the Group during 2020 and 2019 mainly consist of professional fees (legal, accounting, etc.) and other miscellaneous cost that are directly related to the listing transaction.

Transaction costs amounting to USD 3,366 thousand were charged to the consolidated statement of income for the year ended 31 December 2020 (2019: USD 4,832 thousand).